Summary of Significant Accounting Policies - Equity issuance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Payments of stock issuance cost in warrants	$ 1,948
Series D
Class of Stock [Line Items]
Proceeds from sale of equity	28,700	$ 99,300
Stock issuance costs	$ 1,300	4,500
Series D and D-1 Preferred Stock
Class of Stock [Line Items]
Payments of stock issuance costs		3,800
Class B Common Stock Warrants | Legacy Volta
Class of Stock [Line Items]
Payments of stock issuance cost in warrants		$ 700